Related Parties	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Related Parties
Note 33 - Related Parties

A.	Balance sheet

	December 31,	December 31,
	2016	2017
	NIS millions	NIS millions
Current assets	1	2
Current liabilities	1	2
Long-term liability - debentures (including current maturity)*	3	-

* Debentures balance held by related parties, which includes debentures held for the benefit of the public, through, among others, provident funds, mutual funds and pension funds, as of December 31, 2017 and 2016, is NIS 19 million par value linked to the CPI and NIS 25 million par value linked to the CPI, respectively.

B.	Transactions with related and interested parties executed in the ordinary course of business at regular commercial terms:

	Year ended December 31,
	2015	2016	2017
	NIS millions	NIS millions	NIS millions
Income:
Revenues	16	17	13

Expenses:
Cost of revenues and other	25	16	16

In the ordinary course of business, from time to time, the Group purchases, leases, sells and cooperates in the sale of goods and services or otherwise engages in transactions with entities that are members of the DIC/IDB group or other interested or related parties.

The Group has examined said transactions and believes them to be on commercial terms comparable to those that the Group could obtain from/ provide to unaffiliated parties.

C.	Key management personnel compensation

In addition to their salaries, the Group also provides non-cash benefits to executive officers (such as a car, medical insurance, etc.), and contributes to a post-employment defined benefit plan on their behalf.

The Group has undertaken to indemnify the Group's directors and officers, as well as certain other employees for certain events listed in the indemnifications letters given to them.  The aggregate amount payable to all directors and officers and other employees who may have been or will be given such indemnification letters is limited to the amounts the Group receives from the Group’s insurance policy plus 30% of the Group’s shareholders’ equity as of December 31, 2001 or NIS 486 million, adjusted for changes in the Israeli CPI.

Executive officers also participate in the Group’s share option program (see Note 20, regarding Share-Based Payments).

Key management personnel compensation is comprised of:

	Year ended December 31,
	2015	2016	2017
	NIS millions	NIS millions	NIS millions
Short-term employee benefits	4	4	6
Share-based payments	1	1	1
	5	5	7

D.	Agreements with DIC

In October 2006, the Company entered into an agreement with DIC pursuant to which DIC provides the Company with advisory services in the areas of management, finance, business and accountancy. In 2015, the agreement was amended so that the annual consideration for DIC management services would be equal to the director's fees (both the annual fee and the meeting attendance fee) paid to the Company's external and independent director (which is in the amount of NIS 134,180 per year and NIS 4,035 per meeting, adjusted for changes in the Israeli CPI for October 2015), for each director that DIC nominates or proposes to the Company's Board of Directors, but no more than five directors (replacing the fixed consideration of NIS 2 million (linked to the Israeli Consumer Price Index for June 2006) plus VAT per year, paid to DIC until December 31, 2014). This agreement is for a term of one year and is automatically renewed for one-year terms (however the extension thereof after October 2018 requires the approvals of the parties organs according to the Israeli Companies Law), unless either party provides 60 days prior notice to the contrary. As of the balance sheet date, no directors' services are included in the agreement and no management fees are paid thereunder.